Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 245,936	$ 238,161
Short-term deposits	735	13
Marketable securities	14,138	37,516
Trade receivables (net of allowances for doubtful accounts of $4,676 and $6,051 as of December 31, 2016 and December 31, 2017, respectively)	385,778	308,338
Other accounts receivable and prepaid expenses	44,915	45,678
Inventories	3,299	3,953
Total current assets	694,801	633,659
LONG-TERM ASSETS:
Marketable Securities		17,228
Deferred taxes	15,878	15,227
Prepaid expenses and other accounts receivable	16,581	14,410
Total long-term assets	32,459	46,865
INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY METHOD	25,315	24,060
PROPERTY, PLANTS AND EQUIPMENT, NET	29,807	26,130
INTANGIBLE ASSETS, NET	163,983	128,446
GOODWILL	617,272	495,362
Total assets	1,563,637	1,354,522
CURRENT LIABILITIES:
Liabilities to banks and others	70,819	84,760
Debentures	4,826	3,274
Trade payables	95,339	80,114
Deferred revenue and customer advances	58,905	37,647
Dividend payable		7,070
Employees and payroll accrual	111,707	90,709
Other accounts payable	53,145	41,272
Liabilities in respect of business combinations	6,811	8,119
Redeemable non-controlling interests	31,395	6,073
Total current liabilities	432,947	359,038
LONG-TERM LIABILITIES:
Liabilities to banks and others	135,616	115,529
Debentures, net of current maturities	133,739	55,441
Other long term liabilities	7,244	9,384
Deferred taxes	36,605	31,029	[1]
Deferred revenues	9,340	4,697
Liability in respect of business combinations	4,711	8,869
Liability in respect of capital lease		108
Redeemable non-controlling interests	21,481	40,411
Employee benefit liabilities	9,032	6,174
Total long-term liabilities	357,768	271,642
COMMITMENTS AND CONTINGENCIES
Share capital:
Ordinary shares of NIS 1 par value - Authorized: 25,000,000 shares at December 31, 2016 and 2017; Issued: 15,297,402 and 15,307,402 at December 31, 2016 and 2017, respectively; Outstanding: 14,728,782 and 14,738,782 at December 31, 2016 and 2017, respectively	4,187	4,184
Additional paid-in capital	97,657	100,571
Accumulated earnings	239,534	234,268
Accumulated other comprehensive income (loss)	18,083	(2,377)
Treasury shares (568,620 shares as of December 31, 2016 and 2017)	(259)	(259)
Total equity attributable to Formula Systems (1985) shareholders'	359,202	336,387
Non-controlling interests	413,720	387,455
Total equity	772,922	723,842
Total liabilities, redeemable non-controlling interest and equity	$ 1,563,637	$ 1,354,522

[1]	Adjustment to comparative data (See Note 4(iv)(f)).